PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

7.     PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31,
	Notes	2021	2022	2022
		RMB	RMB	US$
Due from suppliers	i)	25,622	31,660	4,590
Loan receivables	ii)	169,272	294,130	42,645
Advances to employees		2,708	2,601	377
Dividend receivable		—	1,643	238
Deductible value-added tax		45,031	44,268	6,418
Tax refund		216	234	34
Due from hospital		978	1,138	165
Deferred expenses		1,868	200	29
Others		26,177	26,767	3,882
		271,872	402,641	58,378

Allowance for credit losses		(14,853)	(17,290)	(2,507)

		257,019	385,351	55,871

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to nil and nil on the amounts due from suppliers as at December 31, 2021 and 2022, respectively.
ii)	Loan receivables represented the loans to other parties, including loans to related parties such as the Guangdong Proton International Hospital Management Co., Ltd, and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB154,707 and RMB178,453 (US$25,873) as at December 31, 2021 and 2022, and third parties of RMB14,565 and RMB115,677 (US$16,772) as at December 31, 2021 and 2022, respectively. The Group recorded allowance for doubtful debts amounting to RMB9,015 and RMB9,017 (US$1,307) as at December 31, 2021 and 2022, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to RMB3,001 and RMB3,011 (US$437) as of December 31, 2021 and 2022, respectively to balances to third parties.